Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consists of the following:
	December 31,
	2017	2016
	(In millions)
Land	$22	$23
Buildings	111	108
Leasehold improvements	92	89
Data processing equipment	156	159
Furniture, fixtures and equipment	224	225
	605	604
Accumulated depreciation and amortization	(412)	(412)
	$193	$192